Business combinations (Subsidiary transferred from joint venture) (Identifiable assets and liabilities of acquiree as at acquisition date) (Detail) - Shanxi Xiaoyi Energy [member] ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ 10,210
Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	10,211
Accounts payable and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ (1)